Financial instruments (Details 23) - Interest payment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Series Q bonds [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 3,791	$ 319	$ 0
Single Series Fifth Issue Bonds [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 9,563	$ 0	$ 0